[Logo]  MFS(R)
INVESTMENT MANAGEMENT
  We invented the mutual fund(R)






                         MFS(R) BOND FUND

                         SEMIANNUAL REPORT o OCTOBER 31, 1999









                    ---------------------------------------
                      MUTUAL FUND GIFT KITS (see page 34)
                    ---------------------------------------

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  7
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 18
Notes to Financial Statements ............................................. 25
MFS' Year 2000 Readiness Disclosure ....................................... 33
Trustees and Officers ..................................................... 37


      MFS ORIGINAL RESEARCH(R)
      RESEARCH HAS BEEN CENTRAL TO INVESTMENT MANAGEMENT
      AT MFS SINCE 1932, WHEN WE CREATED ONE OF THE FIRST
      IN-HOUSE RESEARCH DEPARTMENTS IN THE MUTUAL FUND                        SM
      INDUSTRY. ORIGINAL RESEARCH(SM) AT MFS IS MORE         ORIGINAL RESEARCH
      THAN JUST CRUNCHING NUMBERS AND CREATING                      MFS
      ECONOMIC MODELS: IT'S GETTING TO KNOW EACH             MAKES A DIFFERENCE
      SECURITY AND EACH COMPANY PERSONALLY.


--------------------------------------------------------------------------------
  NOT FDIC INSURED              MAY LOSE VALUE              NO BANK GUARANTEE
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
     Jeffrey L. Shames

Dear Shareholders,
The current investment and economic environment bears little resemblance to last year's. One year ago, global economies were floundering, and the crisis in Asia threatened an already weak U.S. economy. Corporate earnings were flat, and economists used the word "deflation" for the first time in recent memory. Entering 1999, expectations for corporate earnings growth were lowered dramatically. In an attempt to foster U.S. growth, the Federal Reserve Board (the Fed) lowered interest rates.

As a result, this year the U.S. economy is booming and unemployment is low. Many corporations are focused on improving their profitability, and investors have been rewarded with positive surprises across a variety of industries. Our analysts predict that corporate earnings growth for 1999 will average 12% - 15%.

Global economies also are showing signs of strength, and the Asian crisis has passed. In fact, Japan's economic woes seem to have reached bottom. Although the process is in its infancy, some Japanese corporations not only are talking about restructuring and cost cutting, they also are beginning to take action, looking within to become more competitive and improve returns on equity. While still lagging the United States, Europe is beginning to restructure and consolidate. These signs of international growth have contributed to concerns that the U.S. economy now may be too strong.
In June, and again in August, the Fed raised rates by one-quarter of a percentage point to help ward off the specter of inflation.

After an unprecedented four years of 20% annual returns in the U.S. equity market, we fear that many investors have become accustomed to high returns and have lost sight of the risks they take on to achieve them. In the current market many investors are taking on additional risk - whether through day trading or investing in speculative Internet stocks.

Risks are as much a part of the market today as they were one year ago.
We believe the market remains overvalued, with stocks priced 30% above our analysts' earnings projections. And market narrowness has not abated; the top 25 stocks in the Standard & Poor's 500 Composite Index, a popular, unmanaged index of common stock total return performance, are still the most overvalued. Such extreme overvaluation makes the stock market sensitive to interest-rate news and any negative earnings surprises. The Year 2000 (Y2K) computer problem is another factor causing investor concern. While we believe corporate America is well prepared to address any Y2K situations that may arise at year-end, no one can predict investor behavior. In our opinion, it is investor behavior that has the greatest potential to create market volatility.

We believe the best way to address Y2K and other market risks is through our continuing commitment to MFS Original Research(R) and our fundamental investment tenet of long-term investing. Whether markets are up or down, MFS analysts focus on analyzing industries and visiting companies to determine the long-term winners and the prices that will make them attractive opportunities. Because all companies will not benefit equally from the improving international environment, bottom-up research remains critical to identifying those that we believe are successfully restructuring, consolidating, and gaining market share.

Changes in market and economic conditions can't be predicted but should always be expected. The changes we have seen over the past year only reinforce our commitment to long-term planning and investing. We believe volatility helps to create opportunity for long-term investors to buy solid companies at attractive prices. For this reason, we are continuing to expand our domestic and international capabilities to ensure that MFS has primary, in-house research on companies worldwide. We believe that we have built the right investment team, backed by MFS Original Research, to take advantage of those opportunities for our shareholders.

We appreciate your confidence and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    November 15, 1999

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Geoffrey L. Kurinsky]
      Geoffrey L. Kurinsky

For the six months ended October 31, 1999, Class A shares of the Fund provided a total return of -2.48%, Class B shares -2.84%, Class C shares -2.84%, and Class I shares -2.41%. These returns include the reinvestment of any distributions but exclude the effects of any sales charges.

During the same period, the average corporate debt "BBB"-rated fund tracked by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance, returned -1.62%. The Fund's results also compare to a -0.55% return for the Lehman Brothers Government/Corporate Bond Index (the Lehman Index). The Lehman Index is an unmanaged, market-value-weighted index that includes U.S. Treasury and government-agency securities (excluding mortgage-backed securities) and investment-grade debt obligations of U.S. corporations.

Q.  WHAT AFFECTED THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

A. Rising interest rates led to negative returns for all types of fixed-income securities, and the Fund's performance has reflected that downturn. In addition, a couple of our holdings were particularly hard hit. Given the unfavorable interest-rate backdrop, the punishment for companies that disappointed investors was particularly harsh. Historically, in periods when the interest-rate backdrop was more favorable, value hunters generally scooped up companies that disappointed. But for a variety of reasons, including lack of liquidity caused by investor concerns over the Year 2000 computer problem, there were far fewer participants bidding for distressed securities. For example, our position in the drugstore chain Rite Aid suffered when the company encountered a host of problems, specifically, difficulty in executing its expansion plans. Home-security business Protection One Alarm Monitoring also suffered losses when it ran into roadblocks in financing its growth. In addition, our small position in high-yield bonds issued by retailer Jitney-Jungle lost a lot of ground on news that it had filed for bankruptcy protection.

Q.  WHICH CORPORATE BOND HOLDINGS PERFORMED WELL?

A. There were quite a few holdings that performed reasonably well. Our high-yield holdings in Cable & Wireless performed quite well when its cable assets were bought by NTL, a global communication services company. The bond covenants required that much of its debt be redeemed at very favorable terms for bondholders. In fact, most of the media and entertainment sector, which is the Fund's largest industry concentration, continued to do well as the sector's overall credit quality improved. Individual winners included Time Warner, AT&T, and Seagram. A number of additional holdings performed well when they crossed into investment-grade territory or were perceived to have improving credit quality. Northeast Utilities, which was acquired by the higher-rated Con Edison, was a good example of that trend. Another was CalEnergy. Its perceived credit rating was boosted when famed investor Warren Buffet's company, Berkshire Hathaway, took a stake in it. Niagara Mohawk also moved into investment-grade territory and was consequently one of our better performers.

Q.  HAVE YOU MADE ANY CHANGES TO THE FUND'S ALLOCATIONS?

A. We felt that the investment-grade corporate market offered some very attractive opportunities, so we increased our position to about 60% of net assets. Year-end and year 2000 jitters translated into weak demand, heavy supply, and cheap prices for many corporate bonds. We emphasized cyclical companies that could benefit from a strong, albeit somewhat slower, economy. In the paper sector, for example, we've established positions in Georgia Pacific, which is a dominant force in many major paper categories. We've also added to our holdings in auto and auto- related companies, increasing our stake in Ford Motor Company, Lear Corporation, and Federal Mogul. We also added American Airlines, among others, to our airline holdings. The securities we bought, enhanced- equipment trust certificates, use planes as collateral.

Q.  WHAT'S BEHIND THE INCREASE IN THE NUMBER OF AGENCY SECURITIES IN THE FUND?

A. We believe agency securities are attractive because they became very cheap due to a structural change in the government bond markets. The supply of U.S. Treasuries is falling as the government curtails its borrowing needs in light of a federal budget surplus. In contrast, various federal agencies dramatically stepped up their issuance as a means of funding growth initiatives. As that change transpired, the spread between agency and Treasury securities became quite wide when viewed on a historical basis. We believe that the spread between agencies and Treasuries will eventually narrow, which would position agencies to outperform.

Q. WHY HAVE YOU POSITIONED THE FUND TO BE SOMEWHAT MORE SENSITIVE TO INTEREST RATE CHANGES THAN ITS LIPPER PEER GROUP AVERAGE?

A. Our view is that the recent backup in interest rates is overdone. Given the fact that inflation remains in check and the economy shows some signs of slowing, we believe that rates may start to move back down. So we've positioned the Fund to try to benefit from lower rates by making it slightly more interest-rate sensitive, with a duration of 6.24 years versus a duration of about six years for its Lipper corporate peer group average.

Q.  WHAT'S YOUR OUTLOOK FOR THE FIXED-INCOME MARKETS?

A. In the past month or so, we've seen evidence that the economy is beginning to slow from its earlier strong pace. Retail sales and housing starts have shown some signs of weakness, and there aren't any signs that inflationary pressures are building. While there are pockets across the United States where wages have been rising, those wage pressures appear to have been offset by productivity gains. Our view is that the market is just beginning to recognize this slowing. If a further slowdown materialized and the market recognized it, long-term bond yields could move lower. Even after some slowing, we believe economic growth will remain reasonably strong at its normal 2.5% to 3% rate. That's why we continue to believe that there's good value in cyclical companies. We plan to maintain our exposure to corporate bonds in general, and cyclical bonds in particular, unless the economy weakens dramatically.

/s/ Geoffrey L. Kurinsky

    Geoffrey L. Kurinsky
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
   PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

   GEOFFREY L. KURINSKY IS SENIOR VICE PRESIDENT AND A MEMBER OF THE ADVISORY BOARD OF MFS INVESTMENT MANAGEMENT(R). HE IS PORTFOLIO MANAGER OF MFS(R) BOND FUND, MFS(R) INSTITUTIONAL CORE FIXED INCOME FUND, MFS(R) BOND SERIES (PART OF MFS(R) VARIABLE INSURANCE TRUST(SM)), AND THE BOND SERIES OFFERED THROUGH MFS(R)/SUN LIFE ANNUITY PRODUCTS. MR. KURINSKY IS ALSO A PORTFOLIO MANAGER OF MFS(R) TOTAL RETURN FUND, MFS(R) TOTAL RETURN SERIES (PART OF MFS(R) VARIABLE INSURANCE TRUST(SM)), AND THE TOTAL RETURN SERIES OFFERED THROUGH MFS(R)/SUN LIFE ANNUITY PRODUCTS. HE JOINED THE MFS FIXED INCOME DEPARTMENT IN 1987 AND WAS NAMED PORTFOLIO MANAGER IN 1989, VICE PRESIDENT IN 1989, AND SENIOR VICE PRESIDENT IN 1993.

   MR. KURINSKY IS A GRADUATE OF THE UNIVERSITY OF MASSACHUSETTS AND EARNED AN M.B.A. DEGREE IN FINANCE FROM BOSTON UNIVERSITY.

   ALL PORTFOLIO MANAGERS AT MFS INVESTMENT MANAGEMENT(R) ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 100 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.



This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial consultant, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

--------------------------------------------------------------------------------
   FUND FACTS
--------------------------------------------------------------------------------

  OBJECTIVE:                    SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS
                                BELIEVED TO BE CONSISTENT WITH PRUDENT
                                INVESTMENT RISK. AS A SECONDARY OBJECTIVE, THE
                                FUND STRIVES TO PROTECT SHAREHOLDERS' CAPITAL.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:        MAY 8, 1974

  CLASS INCEPTION:              CLASS A  MAY 8, 1974
                                CLASS B  SEPTEMBER 7, 1993
                                CLASS C  JANUARY 3, 1994
                                CLASS I  JANUARY 2, 1997

  SIZE:                         $1.2 BILLION NET ASSETS AS OF OCTOBER 31, 1999

PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including reinvestment of dividends. (See Notes to Performance Summary.)

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN
THROUGH OCTOBER 31, 1999

CLASS A
                                           6 Months        1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                               -2.48%        -0.08%       +14.81%       +43.96%       +111.57%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                     -2.48%        -0.08%       + 4.71%       + 7.56%       +  7.78%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge                     -7.12%        -4.83%       + 3.03%       + 6.52%       +  7.26%
--------------------------------------------------------------------------------------------------------------

CLASS B
                                           6 Months        1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                               -2.84%        -0.81%       +12.36%       +38.72%       +102.08%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                     -2.84%        -0.81%       + 3.96%       + 6.76%       +  7.29%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge                     -6.61%        -4.53%       + 3.09%       + 6.45%       +  7.29%
--------------------------------------------------------------------------------------------------------------

CLASS C
                                           6 Months        1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                               -2.84%        -0.88%       +12.37%       +38.90%       +102.89%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                     -2.84%        -0.88%       + 3.96%       + 6.79%       +  7.33%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge                     -3.78%        -1.81%       + 3.96%       + 6.79%       +  7.33%
--------------------------------------------------------------------------------------------------------------

CLASS I
                                           6 Months        1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                               -2.41%        +0.16%       +15.88%       +45.30%       +113.54%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                     -2.41%        +0.16%       + 5.04%       + 7.76%       +  7.88%
--------------------------------------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance
Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors.

Class B, C, and I share performance include the performance of the Fund's
Class A shares for periods prior to their inception (blended performance).
Class B and C blended performance has been adjusted to take into account the CDSC applicable to Class B and C shares rather than the initial sales charge
(load) applicable to Class A shares. Class I share blended performance has been adjusted to account for the fact that Class I shares have no sales charge. These blended performance figures have not been adjusted to take into account differences in class-specific operating expenses. Because operating expenses of Class B and C shares are higher than those of Class A, the blended
Class B and C share performance is higher than it would have been had Class B and C shares been offered for the entire period. Conversely, because operating expenses of Class I shares are lower than those of Class A, the blended Class
I share performance is lower than it would have been had Class I shares been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE
IS NO GUARANTEE OF FUTURE RESULTS.

PORTFOLIO CONCENTRATION AS OF OCTOBER 31, 1999

QUALITY RATING (U.S. PORTION ONLY)
Source: Standard & Poor's and Moody's

                  "BBB"                         40.1%
                  Governments                   20.0%
                  "A"                           18.7%
                  "BB"                           7.7%
                  "B"                            6.6%
                  "AA"                           3.7%
                  "AAA"                          2.2%
                  "CCC"                          0.6%
                  Not Rated                      0.4%

The portfolio is actively managed, and current holdings may be different.


PORTFOLIO OF INVESTMENTS (Unaudited) -- October 31, 1999

Bonds - 97.8%
--------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                          (000 OMITTED)                      VALUE
--------------------------------------------------------------------------------------------------------
U.S. Bonds - 66.1%
  Aerospace - 0.2%
    BE Aerospace, Inc., 8s, 2008                                    $  3,085              $    2,691,663
--------------------------------------------------------------------------------------------------------
  Airlines - 3.7%
    Airplane Pass-Through Trust, 10.875s, 2019+                     $  1,500              $    1,338,105
    American Airlines Pass-Through Trust, 7.024s, 2009                 5,678                   5,631,043
    Atlas Air, Inc., 7.2s, 2019                                        4,176                   3,752,721
    Continental Airlines Pass-Through Trust, Inc., 6.648s, 2017        2,251                   2,078,072
    Continental Airlines Pass-Through Trust, Inc., 6.545s, 2019        7,697                   7,015,387
    Continental Airlines Pass-Through Trust, Inc., 7.256s, 2020        3,500                   3,387,370
    Continental Airlines, Inc., 9.5s, 2013                             4,101                   4,304,215
    Continental Airlines, Inc., 10.22s, 2014                           5,115                   5,506,358
    Jet Equipment Trust, 8.64s, 2012##                                 1,916                   1,988,354
    Jet Equipment Trust, 11.44s, 2014##                                3,500                   4,162,795
    Jet Equipment Trust, 10.69s, 2015##                                2,390                   2,724,409
    Northwest Airlines, Inc., 7.575s, 2019                             3,582                   3,487,328
                                                                                          --------------
                                                                                          $   45,376,157
--------------------------------------------------------------------------------------------------------
  Apparel and Textiles - 0.4%
    Hilfiger (Tommy) USA, Inc., 6.5s, 2003                          $  3,465              $    3,319,539
    Jones Apparel Group, Inc., 6.25s, 2001                             2,195                   2,153,251
                                                                                          --------------
                                                                                          $    5,472,790
--------------------------------------------------------------------------------------------------------
  Automotive - 2.4%
    Federal Mogul Corp., 7.5s, 2004                                 $ 12,887              $   12,238,139
    Federal Mogul Corp., 7.375s, 2006##                                    4                       3,682
    Ford Motor Co., 7.45s, 2031                                        6,467                   6,369,542
    General Motors Corp., 9.4s, 2021                                   1,000                   1,197,010
    Lear Corp., 7.96s, 2005##                                          9,421                   9,199,607
                                                                                          --------------
                                                                                          $   29,007,980
--------------------------------------------------------------------------------------------------------
  Banks and Finance - 11.0%
    Bank United, 8s, 2009                                           $  9,282              $    8,747,078
    Bayerische Landesbank NY, 5.875s, 2008                             4,865                   4,475,703
    Capital One Financial Corp., 7.25s, 2003                          15,011                  14,754,879
    Colonial Capital II, 8.92s, 2027                                   2,140                   1,975,111
    First Empire Capital Trust I, 8.234s, 2027                         3,165                   3,041,723
    Ford Motor Credit Co., 7.375s, 2009                               24,195                  24,390,012
    Green Tree Financial Corp., 10.25s, 2002                           4,447                   4,625,947
    GS Escrow Corp., 6.75s, 2001                                       9,465                   9,220,566
    GS Escrow Corp., 7.125s, 2005                                     13,250                  12,151,840
    Lehman Brothers, Inc., 7.5s, 2026                                  5,000                   5,004,550
    MBNA Corp., 6.875s, 2004                                          11,415                  11,126,429
    Natexis Ambs Co. LLC, 8.44s, 2049##                                6,890                   6,442,150
    National Westminster Bank, 7.375s, 2009                            7,090                   7,041,646
    Providian Capital I, 9.525s, 2027##                                6,389                   5,567,502
    Providian National Bank, 6.7s, 2003                                3,650                   3,544,040
    Providian National Bank, 6.65s, 2004                               2,925                   2,810,984
    Riggs National Corp., 9.65s, 2009                                  4,528                   4,751,910
    United Companies Financial Corp., 7.7s, 2004**                     1,300                     390,000
    Washington Mutual Capital I, 8.375s, 2027                          3,000                   2,847,540
                                                                                          --------------
                                                                                          $  132,909,610
--------------------------------------------------------------------------------------------------------
  Building - 0.6%
    Building Materials Corp., 8.625s, 2006                          $  1,000              $      952,500
    Building Materials Corp., 8s, 2008                                 4,135                   3,752,512
    Nortek, Inc., 9.25s, 2007                                          2,110                   2,046,700
                                                                                          --------------
                                                                                          $    6,751,712
--------------------------------------------------------------------------------------------------------
  Chemicals - 0.3%
    Lyondell Chemical Co., 9.625s, 2007                             $  3,340              $    3,348,350
    Lyondell Chemical Co., 9.875s, 2007                                  402                     400,995
                                                                                          --------------
                                                                                          $    3,749,345
--------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 0.4%
    Anacomp, Inc., 10.875s, 2004                                    $  4,650              $    4,580,250
--------------------------------------------------------------------------------------------------------
  Computer Software - Services - 1.1%
    Unisys Corp., 12s, 2003                                         $  6,222              $    6,673,095
    Unisys Corp., 11.75s, 2004                                         5,500                   6,105,000
                                                                                          --------------
                                                                                          $   12,778,095
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 1.4%
    Kindercare Learning Centers, Inc., 9.5s, 2009                   $  3,825              $    3,576,375
    Nabisco Holdings, 7.75s, 2006##                                    6,321                   5,945,975
    Nabisco Holdings, 6.375s, 2035                                     2,270                   2,140,428
    Protection One Alarm Monitoring, Inc., 7.375s, 2005                4,725                   2,598,750
    Revlon Consumer Products Corp., 8.125s, 2006                       3,900                   3,042,000
                                                                                          --------------
                                                                                          $   17,303,528
--------------------------------------------------------------------------------------------------------
  Corporate Asset Backed - 1.7%
    Amresco Residential Securities Mortgage Loan, 5.94s, 2015       $  6,098              $    6,034,162
    BCF LLC, 7.75s, 2026##                                             1,517                     834,222
    Contimortgage Home Equity Loan Trust, 6.19s, 2014                  9,750                   9,555,000
    Criimi Mae Commercial Mortgage Trust, 7s, 2011                     2,700                   2,271,375
    Merrill Lynch Mortgage Investors, Inc., 8.373s, 2022+              2,000                   1,864,062
                                                                                          --------------
                                                                                          $   20,558,821
--------------------------------------------------------------------------------------------------------
  Food and Beverage Products - 1.4%
    Coca Cola Bottling Co., 6.375s, 2009                            $  8,346              $    7,576,415
    J Seagram & Sons, 7.5s, 2018                                      10,334                   9,931,078
                                                                                          --------------
                                                                                          $   17,507,493
--------------------------------------------------------------------------------------------------------
  Forest and Paper Products - 2.1%
    Gaylord Container Corp., 9.75s, 2007                            $  5,000              $    4,750,000
    Georgia Pacific Corp., 9.95s, 2002                                 6,126                   6,541,098
    Georgia Pacific Corp., 9.875s, 2021                                9,278                  10,068,021
    Riverwood International, 10.25s, 2006                              2,000                   2,010,000
    U.S. Timberlands, 9.625s, 2007                                     2,000                   1,820,000
                                                                                          --------------
                                                                                          $   25,189,119
--------------------------------------------------------------------------------------------------------
  Insurance - 1.4%
    Aflac, Inc., 6.5s, 2009                                         $ 10,000              $    9,386,600
    Atlantic Mutual Insurance Co., 8.15s, 2028##                       4,864                   3,760,213
    Conseco, Inc., 6.4s, 2001                                          3,985                   3,851,084
                                                                                          --------------
                                                                                          $   16,997,897
--------------------------------------------------------------------------------------------------------
  Media/Entertainment - 4.3%
    Chancellor Media Corp., 8.75s, 2007                             $  1,500              $    1,485,000
    Circus Circus Enterprises, Inc., 6.7s, 2096                        3,000                   2,793,030
    Granite Broadcasting, 8.875s, 2008                                 4,000                   3,850,000
    Harrahs Operating, Inc., 7.5s, 2009                                9,660                   9,037,316
    Hearst Argyle Television, Inc., 7.5s, 2027                         8,923                   8,181,053
    News America Holdings, Inc., 10.125s, 2012                         6,825                   7,476,515
    Outdoor Systems, Inc., 8.875s, 2007                                1,500                   1,522,500
    Regal Cinemas, Inc., 9.5s, 2008                                    2,000                   1,510,000
    Time Warner Entertainment Co. LP, 8.375s, 2033                    11,895                  12,737,047
    Time Warner, Inc., 10.15s, 2012                                    2,965                   3,521,115
                                                                                          --------------
                                                                                          $   52,113,576
--------------------------------------------------------------------------------------------------------
  Oil Services - 1.1%
    McDermott, Inc., 9.375s, 2002                                   $ 10,778              $   11,129,255
    Ultramar Diamond Shamrock Corp., 7.2s, 2017                        2,550                   2,297,550
                                                                                          --------------
                                                                                          $   13,426,805
--------------------------------------------------------------------------------------------------------
  Oils - 2.5%
    Amerada Hess Corp., 7.875s, 2029                                $ 16,504              $   16,373,948
    Lasmo USA, Inc., 7.125s, 2003                                      1,874                   1,843,548
    Occidental Petroleum, 6.75s, 2002                                  3,771                   3,726,729
    Occidental Petroleum, 6.5s, 2005                                   3,104                   2,995,608
    P&L Coal Holdings Corp., 9.625s, 2008                              4,000                   3,820,000
    Seagull Energy Corp., 7.5s, 2027                                   1,800                   1,494,000
                                                                                          --------------
                                                                                          $   30,253,833
--------------------------------------------------------------------------------------------------------
  Railroads - 0.6%
    Union Pacific Corp., 6.34s, 2003                                $  2,746              $    2,668,810
    Union Pacific Corp., 7.375s, 2009                                  4,733                   4,664,135
                                                                                          --------------
                                                                                          $    7,332,945
--------------------------------------------------------------------------------------------------------
  Retail - 2.8%
    J. Crew Operating Corp., 10.375s, 2007                          $  4,310              $    3,879,000
    Jitney-Jungle Stores, 12s, 2006**                                  2,330                     815,500
    Kohls Corp., 7.25s, 2029##                                         7,657                   7,155,850
    Musicland Group, 9s, 2003                                          5,000                   4,650,000
    Pathmark Stores, Inc., 9.625s, 2003                                2,075                   2,064,625
    Rite Aid Corp., 6s, 2003##                                         4,567                   3,775,356
    Rite Aid Corp., 7.125s, 2007                                       3,573                   2,501,100
    Saks, Inc., 7s, 2004                                               2,667                   2,520,075
    Saks, Inc., 7.25s, 2004                                            6,627                   6,257,942
                                                                                          --------------
                                                                                          $   33,619,448
--------------------------------------------------------------------------------------------------------
  Steel - 0.2%
    AK Steel Holdings Corp., 9.125s, 2006                           $  2,500              $    2,475,000
--------------------------------------------------------------------------------------------------------
  Supermarkets - 0.7%
    Marsh Supermarkets, Inc., 8.875s, 2007                          $  1,410              $    1,353,600
    Safeway, Inc., 7.25s, 2004                                         7,156                   7,097,321
                                                                                          --------------
                                                                                          $    8,450,921
--------------------------------------------------------------------------------------------------------
  Telecommunications - 9.6%
    AT&T Corp., 6.5s, 2029                                          $  7,390              $    6,537,194
    Bresnan Communications Group, 0s to 2004, 9.25s to 2009##          5,000                   3,350,000
    Cable & Wireless Communications, 6.75s, 2008                      20,752                  20,999,986
    Cable & Wireless Optus Limited, 8.125s, 2009##                     5,761                   5,782,950
    Century Communications Corp., 0s, 2008                             5,000                   2,137,500
    Charter Communication Holdings LLC, 8.25s, 2007##                  6,250                   5,937,500
    Comcast Corp., 9.125s, 2006                                        2,811                   2,973,701
    Cox Communications, Inc., 7.75s, 2006                              8,080                   8,230,046
    Frontiervision Operating Partnership LP, 11s, 2006                 2,110                   2,220,775
    Global Crossings Holdings Ltd., 9.625s, 2008                       4,000                   4,060,000
    ITC Deltacom, Inc., 9.75s, 2008                                    5,000                   5,000,000
    Nextel International, Inc., 0s to 2003, 12.125s to 2008            2,000                   1,015,000
    NTL Communications Corp., 0s to 2003, 12.375s to 2008              5,000                   3,350,000
    Qwest Communications International, Inc., 7.5s, 2008               4,000                   3,968,600
    Sprint Capital Corp., 6.9s, 2019                                  12,279                  11,449,062
    Sprint Capital Corp., 6.875s, 2028                                 5,665                   5,174,921
    TCI Communications Financing III, 9.65s, 2027                      8,590                   9,655,847
    Telecom De Puerto Rico, 6.65s, 2006##                              2,794                   2,659,190
    U.S. West Communications, 7.2s, 2004##                             4,239                   4,271,640
    WorldCom, Inc., 8.875s, 2006                                       7,920                   8,337,859
                                                                                          --------------
                                                                                          $  117,111,771
--------------------------------------------------------------------------------------------------------
  Utilities - Electric - 13.4%
    AEP Generating, 9.82s, 2022                                     $  7,799              $    8,961,103
    Beaver Valley Funding Corp. II, 9s, 2017                           2,200                   2,245,848
    CalEnergy Co., Inc., 6.96s, 2003                                   1,306                   1,292,770
    CalEnergy Co., Inc., 7.23s, 2005                                      10                       9,901
    CalEnergy Co., Inc., 7.63s, 2007                                   4,503                   4,519,796
    CE Generation LLC, 7.416s, 2018##                                 16,469                  15,501,446
    Cleveland Electric Illuminating Co., 9s, 2023                      7,252                   7,710,834
    CMS Energy Corp., 8.375s, 2003                                     4,720                   4,554,800
    Comed Financing II, 8.5s, 2027                                     2,500                   2,496,650
    Connecticut Light & Power Co., 7.875s, 2001                       10,475                  10,697,423
    Connecticut Light & Power Co., 8.59s, 2003                         4,000                   4,078,160
    Duke Capital Corp., 7.5s, 2009                                     6,781                   6,751,164
    Edison International, Inc., 6.875s, 2004                          12,813                  12,702,296
    El Paso Electric Co., 8.9s, 2006                                   1,710                   1,788,780
    Entergy Mississippi, Inc., 6.2s, 2004                              1,965                   1,880,780
    GGIB Funding Corp., 7.43s, 2011                                    3,417                   3,295,396
    Gulf States Utilities, 8.21s, 2002                                10,575                  10,846,354
    Long Island Lighting Co., 8.2s, 2023                               3,734                   3,708,086
    Midland Funding Corp. I, 10.33s, 2002                             10,548                  10,948,505
    Niagara Mohawk Power Corp., 7.375s, 2003                           9,436                   9,453,742
    Niagara Mohawk Power Corp., 0s to 2003, 8.5s to 2010               1,011                     757,057
    Niagara Mohawk Power Corp., 8.75s, 2022                              825                     844,066
    Niagara Mohawk Power Corp., 8.5s, 2023                               351                     365,447
    North Atlantic Energy, 9.05s, 2002                                 1,864                   1,902,622
    Northeast Utilities, 8.38s, 2005                                   3,699                   3,662,946
    Northeast Utilities, 8.58s, 2006                                   2,349                   2,369,068
    RGS Aegco Funding Corp., 9.81s, 2022                               3,548                   4,060,396
    Salton Sea Funding Corp., 6.69s, 2000                                575                     576,635
    Salton Sea Funding Corp., 7.37s, 2005                              2,146                   2,104,500
    Salton Sea Funding Corp., 7.84s, 2010                              3,925                   3,826,169
    Salton Sea Funding Corp., 8.3s, 2011                               1,361                   1,363,292
    Seabrook Station - Unit 1, 7.83s, 2019                             6,846                   6,874,278
    TXU Eastern Funding, 6.45s, 2005##                                 2,883                   2,716,161
    Waterford 3 Funding Corp., 8.09s, 2017                             7,752                   7,587,740
                                                                                          --------------
                                                                                          $  162,454,211
--------------------------------------------------------------------------------------------------------
  Utilities - Gas - 2.8%
    Northern Natural Gas, 7s, 2011##                                $ 14,124              $   13,505,510
    Southern Union Co., 8.25s, 2029                                    6,602                   6,735,162
    Tennessee Gas Pipeline Co., 7.625s, 2037                           2,600                   2,500,706
    Texas Gas Transmission Corp., 7.25s, 2027                         10,265                   9,390,833
    Williams Cos., Inc., 7.625s, 2019                                  1,450                   1,410,299
                                                                                          --------------
                                                                                          $   33,542,510
--------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                          $  801,655,480
--------------------------------------------------------------------------------------------------------

Foreign Bonds - 11.8%
  Argentina - 1.0%
    Republic of Argentina, 0s, 2001                                 $ 13,947              $   12,343,095
--------------------------------------------------------------------------------------------------------
  Canada - 1.1%
    AT&T Canada, 7.65s, 2006 (Telecommunications)##                 $  4,285              $    4,316,280
    Metronet Communications Corp., 0s to 2003, 9.95s to
      2008 (Telecommunications)                                        5,520                   4,295,002
    Province of Quebec, 7.5s, 2029                                     5,000                   5,024,000
                                                                                          --------------
                                                                                          $   13,635,282
--------------------------------------------------------------------------------------------------------
  Chile - 0.7%
    Empresa Electric Guacolda S.A., 7.6s, 2001
      (Utilities - Electric)##                                      $  6,500              $    6,367,270
    Empresa Nacional de Electric, 7.325s, 2037
      (Utilities - Electric)                                           2,365                   2,113,293
                                                                                          --------------
                                                                                          $    8,480,563
--------------------------------------------------------------------------------------------------------
  Finland - 0.6%
    UPM-Kymmene Corp., 7.45s, 2027 (Forest and Paper Products)##    $  7,362              $    6,830,832
--------------------------------------------------------------------------------------------------------
  Israel - 1.4%
    Israel Electric Corp. Ltd., 8.25s, 2009 (Utilities
      - Electric)##                                                 $ 16,527              $   16,592,282
--------------------------------------------------------------------------------------------------------
  Luxembourg - 0.2%
    Millicom Intl Cellular Corp., 0s to 2001, 13.5s to 2006
      (Cellular Telephones)                                         $  4,000              $    2,900,000
--------------------------------------------------------------------------------------------------------
  Mexico - 0.4%
    Corporacion Andina de Fomento, 7.1s, 2003 (Banks
      and Credit Cos.)                                              $  1,672              $    1,638,226
    United Mexican States, 10.375s, 2009                               3,000                   3,060,000
                                                                                          --------------
                                                                                          $    4,698,226
--------------------------------------------------------------------------------------------------------
  Netherlands - 0.4%
    Hermes Europe Railtel BV, 10.375s, 2009 (Telecommunications)    $  4,760              $    4,474,400
--------------------------------------------------------------------------------------------------------
  Norway - 0.8%
    Union Bank Norway, 7.35s, 2049 (Banks and Credit Cos.)##        $ 10,000              $    9,779,000
--------------------------------------------------------------------------------------------------------
  Panama - 0.2%
    Republic of Panama, 4s, 2016                                    $  2,678              $    2,008,279
--------------------------------------------------------------------------------------------------------
  Philippines - 0.2%
    Philippines Republic, 9.875s, 2019                              $  2,717              $    2,628,697
--------------------------------------------------------------------------------------------------------
  Poland - 0.4%
    Netia Holdings B V, 10.25s, 2007 (Consumer Goods and Services)  $  2,260              $    1,921,000
    Netia Holdings B V, 0s to 2001, 11.25s to 2007
      (Consumer Goods and Services)                                      700                     434,000
    Telekomunikacja Polska S.A. Finance BV, 7.75s, 2008
      (Utilities - Telephone)##                                        2,750                   2,597,925
                                                                                          --------------
                                                                                          $    4,952,925
--------------------------------------------------------------------------------------------------------
  South Korea - 0.9%
    Export-Import Bank Korea, 7.1s, 2007 (Banks and
      Credit Cos.)                                                  $ 11,151              $   10,999,346
--------------------------------------------------------------------------------------------------------
  Sweden - 1.0%
    AB Spintab, 6.8s, 2049 (Banks & Credit Cos.)##                  $ 12,536              $   12,184,114
--------------------------------------------------------------------------------------------------------
  Thailand - 0.2%
    Jasmine Submarine Telecom Ltd., 8.483s, 2011 (Industrial)##     $  2,292              $    1,766,747
--------------------------------------------------------------------------------------------------------
  United Kingdom - 2.3%
    Abbey National PLC, 6.7s, 2049 (Banks and Credit Cos.)          $ 11,896              $   10,795,144
    British Sky Broadcasting Group, 6.875s, 2009
      (Telecommunications)                                             6,435                   5,726,828
    British Sky Broadcasting Group, 8.2s, 2009
      (Telecommunications)##                                           6,311                   6,147,482
    Colt Telecom Group PLC, 7.625s, 2008
      (Telecommunications)                                        DEM  3,400                   1,797,760
    Telewest PLC, 9.625s, 2006 (Media)                                 3,850                   3,888,500
                                                                                          --------------
                                                                                          $   28,355,714
--------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $  142,629,502
--------------------------------------------------------------------------------------------------------

U.S. Federal Agencies - 5.2%
    Federal Home Loan Pc, 9.5s, 2001                                $      1              $        1,486
    Federal Home Loan Pc, 5.7s, 2009                                  13,200                  12,263,592
    Federal Home Loan Pc, 6.5s, 2028                                   5,501                   5,273,652
    FNMA, 5.25s, 2009                                                 10,042                   9,036,193
    FNMA, 6.625s, 2009                                                10,650                  10,573,427
    FNMA, 6.5s, 2028                                                  22,202                  21,272,382
    FNMA, 8s, 2028 - 2029                                              4,400                   4,482,945
--------------------------------------------------------------------------------------------------------
Total U.S. Federal Agencies                                                               $   62,903,677
--------------------------------------------------------------------------------------------------------

U.S. Government Guaranteed - 14.7%
  Government National Mortgage Association - 7.2%
    GNMA, 8s, 2025 - 2026                                           $ 11,484              $   11,680,372
    GNMA, 6.5s, 2029 - 2029                                            3,715                   3,550,347
    GNMA, 7.5s, 2006 - 2028 TBA                                       55,560                  55,705,355
    GNMA, 7s, 2022 - 2028 TBA                                         17,021                  16,696,864
                                                                                          --------------
                                                                                          $   87,632,938
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 7.5%
    U.S. Treasury Bonds, 12.375s, 2004                              $ 10,000              $   12,425,000
    U.S. Treasury Bonds, 8.5s, 2020                                    7,150                   8,735,298
    U.S. Treasury Bonds, 6.125s, 2027 - 2029                          49,614                  48,740,372
    U.S. Treasury Bonds, 5.25s, 2028 - 2029***                        23,175                  19,966,117
    U.S. Treasury Notes, 7.875s, 2004                                    570                     614,175
    U.S. Treasury Notes, 6s, 2004 - 2009***                              771                     771,750
                                                                                          --------------
                                                                                          $   91,252,712
--------------------------------------------------------------------------------------------------------
Total U.S. Government Guaranteed                                                          $  178,885,650
--------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,229,568,431)                                             $1,186,074,309
--------------------------------------------------------------------------------------------------------

Preferred Stock - 0.5%
--------------------------------------------------------------------------------------------------------
                                                                      SHARES
--------------------------------------------------------------------------------------------------------
  Media - 0.1%
    Primedia, Inc., 8.625%*                                           13,250              $    1,219,000
--------------------------------------------------------------------------------------------------------
  Printing and Publishing - 0.3%
    NB Capital Corp., 8.35%                                          160,000              $    3,740,000
--------------------------------------------------------------------------------------------------------
  Utilities - Gas - 0.1%
    El Paso Tennessee Pipeline Co., 8.25%                             30,000              $    1,575,000
--------------------------------------------------------------------------------------------------------
Total Preferred Stock (Identified Cost, $6,811,750)                                       $    6,534,000
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,236,380,181)                                       $1,192,608,309

Other Assets, Less Liabilities - 1.7%                                                         20,594,361
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $1,213,202,670
--------------------------------------------------------------------------------------------------------
  * Non income producing security.
 ** Non income producing security-in default.
*** Securities held as futures collateral.
 ## SEC Rule 144A restriction.
  + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.
        DEM = Deutsche Marks

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
OCTOBER 31, 1999
--------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,236,380,181)        $1,192,608,309
  Receivable for daily variation margin on open future
    contracts                                                           430,375
  Receivable for Fund shares sold                                     2,402,534
  Receivable for investments sold                                    43,829,642
  Interest receivable                                                23,661,572
  Other assets                                                           30,388
                                                                 --------------
      Total assets                                               $1,262,962,820
                                                                 --------------
Liabilities:
  Cash overdraft                                                 $      833,969
  Payable for Fund shares reacquired                                  4,407,428
  Payable for investments purchased                                  44,007,999
  Net payable for forward foreign currency exchange
    contracts closed or subject to master netting
    agreements                                                           15,027
  Payable to affiliates -
    Management fee                                                       38,684
    Shareholder servicing agent fee                                       9,942
    Distribution and service fee                                         52,146
    Administrative fee                                                    1,449
  Accrued expenses and other liabilities                                393,506
                                                                 --------------
      Total liabilities                                          $   49,760,150
                                                                 --------------
Net assets                                                       $1,213,202,670
                                                                 ==============
Net assets consist of:
  Paid-in capital                                                $1,313,260,593
  Unrealized depreciation on investments and translation
    of assets and liabilities in foreign currencies                 (42,339,456)
  Accumulated net realized loss on investments and
    foreign currency transactions                                   (60,124,725)
  Accumulated undistributed net investment income                     2,406,258
                                                                 --------------
      Total                                                      $1,213,202,670
                                                                 ==============
Shares of beneficial interest outstanding                          98,513,582
                                                                   ==========
Class A shares:
  Net asset value per share
    (net assets of $811,226,773 / 65,803,123 shares of
    beneficial interest outstanding)                                 $12.33
                                                                     ======
  Offering price per share (100 / 95.25 of net asset
     value per share)                                                $12.94
                                                                     ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $302,283,628 / 24,595,979 shares of
    beneficial interest outstanding)                                 $12.29
                                                                     ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $90,556,801 / 7,373,896 shares of
    beneficial interest outstanding)                                 $12.28
                                                                     ======
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $9,135,468 / 740,584 shares of
     beneficial interest outstanding)                                $12.34
                                                                     ======

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
SIX MONTHS ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------
Net investment income:
  Income -
    Interest                                                       $ 47,515,257
    Dividends                                                           286,009
                                                                   ------------
      Total investment income                                      $ 47,801,266
                                                                   ------------
  Expenses -
    Management fee                                                 $  2,385,237
    Trustees' compensation                                               37,320
    Shareholder servicing agent fee                                     621,902
    Distribution and service fee (Class A)                            1,259,077
    Distribution and service fee (Class B)                            1,521,895
    Distribution and service fee (Class C)                              454,573
    Administrative fee                                                   90,375
    Custodian fee                                                       175,598
    Postage                                                              73,051
    Printing                                                             54,912
    Auditing fees                                                        20,295
    Legal fees                                                            3,837
    Miscellaneous                                                       389,201
                                                                   ------------
      Total expenses                                               $  7,087,273
    Fees paid indirectly                                               (139,586)
                                                                   ------------
      Net expenses                                                 $  6,947,687
                                                                   ------------
        Net investment income                                      $ 40,853,579
                                                                   ------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                        $(34,333,215)
    Written option transactions                                         191,520
    Foreign currency transactions                                       892,742
    Futures contracts                                                (2,132,199)
                                                                   ------------
      Net realized loss on investments and foreign
        currency transactions                                      $(35,381,152)
                                                                   ------------
  Change in unrealized appreciation (depreciation) -
    Investments                                                    $(39,961,542)
    Written options                                                    (165,312)
    Translation of assets and liabilities in foreign
      currencies                                                       (469,155)
    Futures contracts                                                 1,941,640
                                                                   ------------
      Net unrealized loss on investments and foreign
        currency translation                                       $(38,654,369)
                                                                   ------------
        Net realized and unrealized loss on investments and
          foreign currency                                         $(74,035,521)
                                                                   ------------
          Decrease in net assets from operations                   $(33,181,942)
                                                                   ============

See notes to financial statements.


Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                YEAR ENDED
                                                             OCTOBER 31, 1999            APRIL 30, 1999
                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                        $   40,853,579            $   72,237,750
  Net realized loss on investments and foreign currency
    transactions                                                  (35,381,152)              (23,260,488)
  Net unrealized loss on investments and foreign currency
    translation                                                   (38,654,369)              (15,750,017)
                                                               --------------            --------------
      Increase (decrease) in net assets from operations        $  (33,181,942)           $   33,227,245
                                                               --------------            --------------
Distributions declared to shareholders -
  From net investment income (Class A)                         $  (28,040,599)           $  (52,172,585)
  From net investment income (Class B)                             (9,129,994)              (14,082,874)
  From net investment income (Class C)                             (2,731,093)               (3,813,225)
  From net investment income (Class I)                               (318,408)                 (641,314)
  From net realized gain on investments and foreign
    currency transactions (Class A)                                      --                  (1,754,351)
  From net realized gain on investments and foreign
    currency transactions (Class B)                                      --                    (563,728)
  From net realized gain on investments and foreign
    currency transactions (Class C)                                      --                    (160,932)
  From net realized gain on investments and foreign
    currency transactions (Class I)                                      --                     (20,261)
  In excess of net realized gain on investments and
    foreign currency transactions (Class A)                              --                    (831,643)
  In excess of net realized gain on investments and
    foreign currency transactions (Class B)                              --                    (267,233)
  In excess of net realized gain on investments and
    foreign currency transactions (Class C)                              --                     (76,289)
  In excess of net realized gain on investments and
    foreign currency transactions (Class I)                              --                      (9,605)
                                                               --------------            --------------
      Total distributions declared to shareholders             $  (40,220,094)           $  (74,394,040)
                                                               --------------            --------------
Net increase in net assets from Fund share transactions        $   23,264,839            $  357,103,160
                                                               --------------            --------------
      Total increase (decrease) in net assets                  $  (50,137,197)           $  315,936,365
Net assets:
  At beginning of period                                        1,263,339,867               947,403,502
                                                               --------------            --------------
  At end of period (including undistributed net
    investment income of $2,406,258 and $1,772,773,
    respectively)                                              $1,213,202,670            $1,263,339,867
                                                               ==============            ==============

See notes to financial statements.

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
                             SIX MONTHS ENDED         -------------------------------------------------------------------------
                             OCTOBER 31, 1999              1999            1998            1997            1996            1995
                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                      CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                               $13.08            $13.57          $13.04          $12.85          $12.71          $12.75
                                       ------            ------          ------          ------          ------          ------
Income from investment operations# -
  Net investment income(S)             $ 0.43            $ 0.88          $ 0.89          $ 0.94          $ 0.95          $ 0.98
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                (0.75)            (0.46)           0.55            0.18            0.15           (0.05)
                                       ------            ------          ------          ------          ------          ------
      Total from investment
        operations                     $(0.32)           $ 0.42          $ 1.44          $ 1.12          $ 1.10          $ 0.93
                                       ------            ------          ------          ------          ------          ------
Less distributions declared to shareholders -
  From net investment income           $(0.43)           $(0.87)         $(0.91)         $(0.93)         $(0.94)         $(0.89)
  From net realized gain on
    investments and foreign
    currency transactions                --               (0.03)           --              --              --              --
  In excess of net investment
    income+++                            --                --             (0.00)           --              --              --
  In excess of net realized gain
    on investments and foreign
    currency transactions                --               (0.01)           --              --              --              --
  From paid-in capital                   --                --              --              --             (0.02)          (0.08)
                                       ------            ------          ------          ------          ------          ------
      Total distributions
        declared to shareholders       $(0.43)           $(0.91)         $(0.91)         $(0.93)         $(0.96)         $(0.97)
                                       ------            ------          ------          ------          ------          ------
Net asset value - end of period        $12.33            $13.08          $13.57          $13.04          $12.85          $12.71
                                       ======            ======          ======          ======          ======          ======
Total return(+)                         (2.48)%++          3.22%          11.36%           8.99%           8.67%           7.78%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                           0.92%+            0.96%           0.98%           1.02%           1.00%           1.00%
    Net investment income                6.81%+            6.61%           6.61%           7.12%           7.10%           7.91%
Portfolio turnover                        147%              343%            333%            446%            377%            306%
Net assets at end of period (000
  Omitted)                           $811,227          $866,388        $708,021        $541,710        $514,892        $477,056
(S) The investment adviser and/or the distributor voluntarily waived a portion of their fees for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income            $ --              $ --            $ --            $ --            $ --            $ 0.97
      Ratios (to average net assets):
        Expenses##                       --                --              --              --              --              1.10%
        Net investment income            --                --              --              --              --              7.81%
  + Annualized.
 ++ Not annualized.
+++ For the year ended April 30, 1998, the per share distribution in excess of net investment income was less than $0.01.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  # Per share data are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
                             SIX MONTHS ENDED         -------------------------------------------------------------------------
                             OCTOBER 31, 1999              1999            1998            1997            1996            1995
                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                               $13.04            $13.52          $12.99          $12.79          $12.69          $12.73
                                       ------            ------          ------          ------          ------          ------
Income from investment operations# -
  Net investment income                $ 0.39            $ 0.78          $ 0.79          $ 0.83          $ 0.85          $ 0.88
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                (0.76)            (0.45)           0.54            0.19            0.13           (0.05)
                                       ------            ------          ------          ------          ------          ------
      Total from investment
        operations                     $(0.37)           $ 0.33          $ 1.33          $ 1.02          $ 0.98          $ 0.83
                                       ------            ------          ------          ------          ------          ------
Less distributions declared to shareholders -
  From net investment income           $(0.38)           $(0.77)         $(0.80)         $(0.82)         $(0.85)         $(0.80)
  From net realized gain on
    investments and foreign
    currency transactions                --               (0.03)           --              --              --              --
  In excess of net investment
    income+++                            --                --             (0.00)           --             (0.01)           --
  In excess of net realized gain
    on investments and foreign
    currency transactions                --               (0.01)           --              --              --              --
  From paid-in capital                   --                --              --              --             (0.02)          (0.07)
                                       ------            ------          ------          ------          ------          ------
      Total distributions
        declared to shareholders       $(0.38)           $(0.81)         $(0.80)         $(0.82)         $(0.88)         $(0.87)
                                       ------            ------          ------          ------          ------          ------
Net asset value - end of period        $12.29            $13.04          $13.52          $12.99          $12.79          $12.69
                                       ======            ======          ======          ======          ======          ======
Total return                            (2.84)%++          2.54%          10.52%           8.16%           7.90%           6.90%
Ratios (to average net assets)/
  Supplemental data:
    Expenses##                           1.62%+            1.66%           1.68%           1.76%           1.81%           1.84%
    Net investment income                6.11%+            5.92%           5.90%           6.39%           6.29%           7.17%
Portfolio turnover                        147%              343%            333%            446%            377%            306%
Net assets at end of period (000
  Omitted)                           $302,284          $299,523        $187,905        $123,000        $102,914         $75,451
  + Annualized.
 ++ Not annualized.
+++ For the year ended April 30, 1998, the per share distribution in excess of net income was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
                             SIX MONTHS ENDED         -------------------------------------------------------------------------
                             OCTOBER 31, 1999              1999            1998            1997            1996            1995
                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                      CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                               $13.03            $13.52          $12.98          $12.79          $12.68          $12.72
                                       ------            ------          ------          ------          ------          ------
Income from investment operations# -
  Net investment income                $ 0.39            $ 0.78          $ 0.78          $ 0.83          $ 0.85          $ 0.88
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                (0.76)            (0.46)           0.56            0.20            0.15           (0.05)
                                       ------            ------          ------          ------          ------          ------
      Total from investment
        operations                     $(0.37)           $ 0.32          $ 1.34          $ 1.03          $ 1.00          $ 0.83
                                       ------            ------          ------          ------          ------          ------
Less distributions declared to shareholders -
  From net investment income           $(0.38)           $(0.77)         $(0.80)         $(0.84)         $(0.85)         $(0.80)
  From net realized gain on
    investments and foreign
    currency transactions                --               (0.03)           --              --              --              --
  In excess of net investment
    income+++                            --                --             (0.00)           --             (0.02)           --
  In excess of net realized gain
    on investments and foreign
    currency transactions                --               (0.01)           --              --              --              --
  From paid-in capital                   --                --              --              --             (0.02)          (0.07)
                                       ------            ------          ------          ------          ------          ------
      Total distributions
        declared to shareholders       $(0.38)           $(0.81)         $(0.80)         $(0.84)         $(0.89)         $(0.87)
                                       ------            ------          ------          ------          ------          ------
Net asset value - end of period        $12.28            $13.03          $13.52          $12.98          $12.79          $12.68
                                       ======            ======          ======          ======          ======          ======
Total return                            (2.84)%++          2.48%          10.54%           8.27%           7.90%           7.00%
Ratios (to average net assets)/
  Supplemental data:
    Expenses##                           1.62%+            1.66%           1.68%           1.74%           1.74%           1.75%
    Net investment income                6.11%+            5.92%           5.89%           6.44%           6.35%           7.17%
Portfolio turnover                        147%              343%            333%            446%            377%            306%
Net assets at end of period (000
  Omitted)                            $90,557           $88,173         $42,229         $20,003         $17,330          $8,171
  + Annualized.
 ++ Not annualized.
+++ For the year ended April 30, 1998, the per share distribution in excess of net income was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.


Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
                                                 SIX MONTHS ENDED          ----------------------------------------------
                                                 OCTOBER 31, 1999                1999              1998             1997*
                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                          CLASS I
-------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                      $13.09              $13.58            $13.05            $13.15
                                                           ------              ------            ------            ------
Income from investment operations# -
  Net investment income                                    $ 0.45              $ 0.92            $ 0.94            $ 0.31
  Net realized and unrealized gain (loss) on
    investments and foreign currency                        (0.75)              (0.45)             0.55             (0.09)
                                                           ------              ------            ------            ------
      Total from investment operations                     $(0.30)             $ 0.47            $ 1.49            $ 0.22
                                                           ------              ------            ------            ------
Less distributions declared to shareholders -
  From net investment income                               $(0.45)             $(0.92)           $(0.96)           $(0.32)
  From net realized gain on investments and foreign
    currency transactions                                    --                 (0.03)             --                --
  In excess of net investment income+++                      --                  --               (0.00)             --
  In excess of net realized gain on investments and
    foreign currency transactions                            --                 (0.01)             --                --
                                                           ------              ------            ------            ------
      Total distributions declared to shareholders         $(0.45)             $(0.96)           $(0.96)           $(0.32)
                                                           ------              ------            ------            ------
Net asset value - end of period                            $12.34              $13.09            $13.58            $13.05
                                                           ======              ======            ======            ======
Total return                                                (2.41)%++            3.56%            11.72%             1.70%++
Ratios (to average net assets)/Supplemental data:
    Expenses##                                               0.62%+              0.65%             0.68%             0.69%+
    Net investment income                                    7.11%+              6.90%             6.95%             7.19%+
Portfolio turnover                                            147%                343%              333%              446%
Net assets at end of period (000 Omitted)                  $9,135              $9,256            $9,249            $9,593
  * For the period from the inception of Class I, January 2, 1997, through April 30, 1997.
  + Annualized.
 ++ Not annualized.
+++ For the year ended April 30, 1998, the per share distribution in excess of net investment income was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Bond Fund (the Fund) is a diversified series of MFS Series Trust IX (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts and options listed on commodities exchanges are reported at market value using closing settlement prices. Over-the-counter options on securities are valued by brokers. Over-the-counter currency options are valued through the use of a pricing model which takes into account foreign currency exchange spot and forward rates, implied volatility, and short-term repurchase rates. Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement. The Fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Written Options - The Fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability which is subsequently adjusted to the current value of the options contract. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the Fund's management on the direction of interest rates.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the Fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund may enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The Fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement time.

The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. During the period, the Fund's custodian fees were reduced by $139,586 under this arrangement.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At April 30, 1999, the Fund, for federal income tax purposes, had a capital loss carryforward of $22,948,613 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2007.

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

BASED ON AVERAGE NET ASSETS               BASED ON GROSS INCOME
-----------------------------------       -------------------------------------
First $200 million           0.225%       First $20 million               2.75%
In excess of $200 million    0.191%       In excess of $20 million        2.34%

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $11,270 for the six months ended October 31, 1999.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $178,934 for the six months ended October 31, 1999, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer (reduced to a maximum of 0.15% per annum for the Fund shares sold prior to March 1, 1991) and a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares. The Fund is currently paying distribution fees in the amount of 0.05%. Payment of the remaining portion of the 0.10% per annum will commence on such date as the Trustees of the Trust may determine. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $167,376 for the six months ended October 31, 1999. Fees incurred under the distribution plan during the six months ended October 31, 1999, were 0.30% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $26,811 and $23,001 for Class B and Class C shares, respectively, for the six months ended October 31, 1999. Fees incurred under the distribution plan during the six months ended October 31, 1999, were 1.00% of average daily net assets attributable to Class B and Class C shares, respectively, on an annualized basis.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 1999, were $26,156, $355,527, and $28,993 for Class A, Class B, and Class
C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                   PURCHASES               SALES
--------------------------------------------------------------------------------
U.S. government securities                      $803,752,368        $846,275,310
                                                ------------        ------------
Investments (non-U.S. government securities)    $966,992,179        $936,016,401
                                                ------------        ------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $1,238,657,475
                                                                --------------
Gross unrealized depreciation                                   $  (50,161,893)
Gross unrealized appreciation                                        4,112,727
                                                                --------------
    Net unrealized depreciation                                 $  (46,049,166)
                                                                ==============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

Class A Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1999             YEAR ENDED APRIL 30, 1999
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                          16,212,212       $ 203,564,409        40,031,279       $ 531,351,372
Shares issued to shareholders in
  reinvestment of distributions       1,775,947          22,265,336         3,078,680          40,904,085
Shares reacquired                   (18,419,239)       (231,257,408)      (29,066,686)       (384,382,947)
                                    -----------       -------------       -----------       -------------
    Net increase (decrease)           (431,080)       $ (5,427,663)        14,043,273       $ 187,872,510
                                    ===========       =============       ===========       =============

Class B Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1999             YEAR ENDED APRIL 30, 1999
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                           5,069,222       $  63,557,972        15,199,199       $ 201,584,950
Shares issued to shareholders
  in reinvestment of distributions      508,299           6,352,946           766,154          10,143,630
Shares reacquired                    (3,947,503)        (49,342,134)       (6,895,533)        (91,242,870)
                                    -----------       -------------       -----------       -------------
    Net increase                      1,630,018       $  20,568,784         9,069,820       $ 120,485,710
                                    ===========       =============       ===========       =============

Class C Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1999             YEAR ENDED APRIL 30, 1999
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                           1,952,099       $  24,438,554         5,221,069       $  69,212,937
Shares issued to shareholders
  in reinvestment of distributions      127,487           1,591,869           173,891           2,299,453
Shares reacquired                    (1,470,920)        (18,322,642)       (1,753,984)        (23,115,757)
                                    -----------       -------------       -----------       -------------
    Net increase                        608,666       $   7,707,781         3,640,976       $  48,396,633
                                    ===========       =============       ===========       =============

Class I Shares
                                  SIX MONTHS ENDED OCTOBER 31, 1999             YEAR ENDED APRIL 30, 1999
                                  ---------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                              37,219       $     465,161            24,684       $     329,363
Shares issued to shareholders
  in reinvestment of distributions       25,219             316,232            50,434             671,204
Shares reacquired                       (29,074)           (365,456)          (49,100)           (652,260)
                                    -----------       -------------       -----------       -------------
    Net increase                         33,364       $     415,937            26,018       $     348,307
                                    ===========       =============       ===========       =============

(6) Line of Credit
The Fund and other affiliated funds participate in an $820 million unsecuredl line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended October 31, 1999, was $3,993. The Fund had no borrowings during the period.

(7) Financial Instruments
The Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions
                                                  1999 CALLS                          1999 PUTS
                                   ---------------------------------    ---------------------------------
                                   PRINCIPAL AMOUNTS                    PRINCIPAL AMOUNTS
                                        OF CONTRACTS                         OF CONTRACTS
                                       (000 OMITTED)        PREMIUMS        (000 OMITTED)        PREMIUMS
                                   ---------------------------------    ---------------------------------
OUTSTANDING, BEGINNING OF PERIOD -
  Japanese Yen                                  --          $    --             6,552,000      $  191,520
  Options terminated in closing
    transactions -
  Options expired                               --               --            (6,552,000)       (191,520)
                                           ---------        --------           ----------      ----------
OUTSTANDING, END OF PERIOD                      --          $    --               --           $   --
                                           =========        ========            =========      ==========

Forward Foreign Exchange Contracts
At October 31, 1999, forward foreign currency sales under master netting agreements amounted to a net payable of $15,027 with Merrill Lynch.

At October 31, 1999, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                    UNREALIZED
                                                                  APPRECIATION
DESCRIPTION                  EXPIRATION  CONTRACTS     POSITION  (DEPRECIATION)
------------------------------------------------------------------------------
U.S. Treasury Bonds       December 1999        766         Long     $1,174,127
U.S. Treasury Bonds       December 1999      1,150        Short        273,588
                                                                    ----------
                                                                    $1,447,715
                                                                    ==========

At October 31, 1999, the Fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(9) Restricted Securities
The Fund may invest not more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At October 31, 1999, the Fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.26% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith by the Trustees.

                                                   DATE OF             SHARE/PAR
DESCRIPTION                                    ACQUISITION                AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.,
  8.373s, 2022                                   6/22/1994             2,000,000       $1,386,250       $1,864,062
Airplane Pass-Through Trust,
  10.875s, 2019                                  3/13/1996             1,500,000        1,500,000        1,338,105
                                                                                                        ----------
                                                                                                        $3,202,167
                                                                                                        ==========

                      MFS' YEAR 2000 READINESS DISCLOSURE

MFS Investment Management(R), as an investment adviser and
on behalf of the MFS funds, is committed to the effective
use of technology in managing our portfolio investments,     [Graphic Omitted]
delivering high-quality service to MFS fund shareholders, retirement plan participants, and MFS' institutional clients, and supporting the financial consultants who sell our products.

MFS can now say that it is ready for the Year 2000. Our testing has demonstrated that MFS' computer hardware and software will recognize "00" as the Year 2000 and will not confuse those digits with 1900. All of our critical business applications and processes have been successfully tested, and we have adopted companywide policies that will help us maintain our readiness through the remainder of the year. Any new technology that is brought into the company before the end of the year will be held to the same stringent standards as our current technology. We have also developed a vendor readiness survey, contacted over 700 of our vendors, and established an ongoing process to review responses, as well as to review readiness statements of new vendors and products.

MFS recognizes that fund shareholders and institutional clients also are concerned about whether the companies whose securities are held in their portfolios are addressing Y2K issues. As part of the MFS Original Research(R) process of evaluating portfolio investments, one of the many relevant factors that MFS' portfolio managers and research analysts may consider is a company's Y2K readiness.

Y2K readiness is an enormously complex, worldwide issue. No company or institution can guarantee that it will be unaffected by the Y2K issue. While MFS is taking significant steps to protect the integrity of its internal systems, there can be no assurance that these steps will be sufficient to avoid any adverse impact on MFS fund shareholders, retirement plan participants, or institutional clients.

If you have further questions regarding MFS' Year 2000 Readiness Program, please visit our Web site at www.mfs.com, call our toll-free line, 1-800-637-4406, or write to the MFS Year 2000 Program Management Office by e-mail at y2k@mfs.com or by letter at 500 Boylston Street, Boston, MA 02116-3741.

MFS(R) BOND FUND

TRUSTEES                                                   SECRETARY
Richard B. Bailey - Private Investor;                      Stephen E. Cavan*
Former Chairman and Director (until 1991),
MFS Investment Management(R)                               ASSISTANT SECRETARY
                                                           James R. Bordewick, Jr.*
J. Atwood Ives+ - Chairman and Chief Executive
Officer, Eastern Enterprises (diversified services         CUSTODIAN
company)                                                   State Street Bank and Trust Company

Lawrence T. Perera+ - Partner, Hemenway & Barnes           INVESTMENT INFORMATION
(attorneys)                                                For information on MFS mutual funds, call your
                                                           financial consultant or, for an information kit,
William J. Poorvu+ - Adjunct Professor, Harvard            call toll free: 1-800-637-2929 any business day
University Graduate School of Business                     from 9 a.m. to 5 p.m. Eastern time (or leave a
Administration                                             message anytime).

Charles W. Schmidt+ - Private Investor                     INVESTOR SERVICE
                                                           MFS Service Center, Inc.
Arnold D. Scott* - Senior Executive Vice                   P.O. Box 2281
President, Director, and Secretary, MFS Investment         Boston, MA 02107-9906
Management
                                                           For general information, call toll free:
Jeffrey L. Shames* - Chairman and Chief Executive          1-800-225-2606 any business day from
Officer, MFS Investment Management                         8 a.m. to 8 p.m. Eastern time

Elaine R. Smith+ - Independent Consultant                  For service to speech- or hearing-impaired, call
                                                           toll free: 1-800-637-6576 any business day from
David B. Stone+ - Chairman, North American                 9 a.m. to 5 p.m. Eastern time. (To use this
Management Corp. (investment advisers)                     service, your phone must be equipped with a
                                                           Telecommunications Device for the Deaf.)
INVESTMENT ADVISER
Massachusetts Financial Services Company                   For share prices, account balances, exchanges, or
500 Boylston Street                                        MFS stock and bond market outlooks, call toll
Boston, MA 02116-3741                                      free: 1-800-MFS-TALK (1-800-637-8255) anytime from
                                                           a touch-tone telephone.
DISTRIBUTOR
MFS Fund Distributors, Inc.                                WORLD WIDE WEB
500 Boylston Street                                        www.mfs.com
Boston, MA 02116-3741

CHAIRMAN AND PRESIDENT
Jeffrey L. Shames*

PORTFOLIO MANAGER
Geoffrey L. Kurinsky*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

+ Independent Trustee
* MFS Investment Management

MFS(R) BOND FUND                                                   ------------
                                                                     BULK RATE
                                                                   U.S. POSTAGE
[Logo] M F S(R)                                                        PAID
INVESTMENT MANAGEMENT                                                   MFS
We invented the mutual fund(R)                                     ------------

500 Boylston Street
Boston, MA 02116-3741


(c) 1999 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                 MFB-3 12/99 106M 11/211/311/811